Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
June 30, 2024
FR1-NPRT3-0824
1.816012.120
Bank Loan Obligations - 87.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 13.25% 3/19/26 (b)(c)(d)	1,608,273	1,610,283
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/28 (c)(d)(e)	1,165,000	1,169,660
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5911% 12/31/27 (b)(c)(d)	1,155,722	1,157,166
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 1/21/31 (b)(c)(d)	733,163	736,278
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 4/21/31 (b)(c)(d)	1,415,000	1,422,075
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0798% 8/24/28 (b)(c)(d)	6,411,712	6,421,073
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 3/22/30 (b)(c)(d)	365,113	365,697
TOTAL AEROSPACE		12,882,232
Air Transportation - 1.7%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (b)(c)(d)	3,980,000	4,106,445
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8474% 3/21/31 (b)(c)(d)	1,211,963	1,212,338
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1939% 11/23/28 (b)(c)(d)	478,963	472,525
CME Term SOFR 3 Month Index + 4.750% 10.1939% 11/23/28 (b)(c)(d)(f)	4,716,000	4,716,000
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4439% 11/23/29 (b)(c)(d)(f)	2,095,000	2,095,000
CME Term SOFR 3 Month Index + 8.000% 13.4439% 11/23/29 (b)(c)(d)(f)	900,000	900,000
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7436% 7/2/27 (b)(c)(d)	3,348,000	3,413,052
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 3/17/30 (b)(c)(d)	2,259,800	2,261,111
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (b)(c)(d)	1,284,199	1,313,235
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4846% 3/24/28 (b)(c)(d)(f)	1,470,000	1,148,070
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0936% 2/24/31 (b)(c)(d)	3,192,000	3,194,841
TOTAL AIR TRANSPORTATION		24,832,617
Automotive & Auto Parts - 1.2%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/5/28 (b)(c)(d)	1,510,000	1,474,289
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (b)(c)(d)	838,663	839,711
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (b)(c)(d)	2,588,513	2,591,748
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9581% 6/3/28 (b)(c)(d)	4,693,001	4,538,132
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 12/17/28 (b)(c)(d)	1,167,188	1,161,842
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 4/16/31 (b)(c)(d)	1,200,000	1,199,496
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (b)(c)(d)	1,786,644	1,740,495
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1749% 2/8/28 (b)(c)(d)	2,505,130	2,315,166
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (b)(c)(d)	2,700,000	2,716,389
TOTAL AUTOMOTIVE & AUTO PARTS		18,577,268
Banks & Thrifts - 1.5%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 7/29/30 (b)(c)(d)	6,548,112	6,564,483
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/19/31 (b)(c)(d)	2,355,000	2,351,326
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 12/31/30 (b)(c)(d)	7,596,489	7,593,754
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (c)(d)(e)	3,170,000	3,170,000
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4975% 12/22/28 (b)(c)(d)	1,582,152	1,575,554
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 12/1/28 (b)(c)(d)	775,027	773,577
TOTAL BANKS & THRIFTS		22,028,694
Broadcasting - 1.5%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 10/25/28 (b)(c)(d)	1,356,794	1,358,829
CME Term SOFR 1 Month Index + 2.500% 7.8439% 8/19/30 (b)(c)(d)	3,443,157	3,444,397
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4292% 8/24/26 (b)(c)(d)	1,047,276	977,109
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	19,325,070	386,501
term loan 10% 8/2/27 (d)	1,282,902	1,778,962
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 12/1/28 (b)(c)(d)	5,317,854	5,308,973
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9584% 9/19/26 (b)(c)(d)	2,620,340	2,625,423
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/24/26 (b)(c)(d)	2,029,975	2,029,731
CME Term SOFR 1 Month Index + 3.250% 8.7084% 1/31/29 (b)(c)(d)	3,263,243	3,181,662
CME Term SOFR 1 Month Index + 3.500% 8.9437% 1/31/29 (b)(c)(d)	1,245,000	1,229,960
TOTAL BROADCASTING		22,321,547
Building Materials - 2.5%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (b)(c)(d)	6,171,589	5,211,536
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 1/3/29 (b)(c)(d)	3,366,525	3,362,620
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0959% 5/23/31 (b)(c)(d)	1,950,000	1,947,563
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6939% 10/22/28 (b)(c)(d)	288,520	288,160
CME Term SOFR 1 Month Index + 3.750% 8.8439% 11/3/28 (b)(c)(d)	1,221,938	1,224,479
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6/18/31 (c)(d)(e)	1,215,000	1,213,481
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (b)(c)(d)	11,514,741	11,403,739
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/5/30 (b)(c)(d)	528,000	529,980
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 3/28/31 (b)(c)(d)	890,000	894,637
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.082% 5/14/28 (b)(c)(d)	1,178,939	1,137,428
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (b)(c)(d)	3,952,094	3,947,154
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8436% 4/2/29 (b)(c)(d)	1,245,184	1,249,854
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3436% 9/22/28 (b)(c)(d)	1,528,377	1,530,975
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 2/16/28 (b)(c)(d)	1,021,388	1,023,308
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 10/19/29 (b)(c)(d)	3,142,984	3,147,101
TOTAL BUILDING MATERIALS		38,112,015
Cable/Satellite TV - 1.4%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (b)(c)(d)	4,130,960	4,125,012
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3019% 12/9/30 (b)(c)(d)	2,865,600	2,830,496
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 1/31/28 (b)(c)(d)	3,235,000	3,119,252
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4433% 10/15/29 (b)(c)(d)	1,940,000	1,899,997
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 4/15/27 (b)(c)(d)	2,030,816	1,683,038
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8288% 1/18/28 (b)(c)(d)	1,633,313	1,566,820
Numericable LLC Tranche B 13LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.584% 8/14/26 (b)(c)(d)	453,851	345,966
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 1/31/28 (b)(c)(d)	2,373,792	2,266,425
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (b)(c)(d)	3,820,000	3,599,662
TOTAL CABLE/SATELLITE TV		21,436,668
Capital Goods - 0.8%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4584% 7/22/29 (b)(c)(d)	1,353,556	1,358,145
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 3/17/30 (b)(c)(d)	2,014,255	2,019,290
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/28/28 (b)(c)(d)	1,223,548	1,213,099
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5906% 1/24/29 (b)(c)(d)	2,182,692	2,183,609
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3379% 2/14/28 (b)(c)(d)	309,201	309,201
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3305% 5/21/31 (b)(c)(d)	1,030,000	1,026,786
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (b)(c)(d)	2,062,343	2,071,582
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.5715% 4/16/25 (b)(c)(d)(f)	2,038,927	1,917,815
TOTAL CAPITAL GOODS		12,099,527
Chemicals - 4.3%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 12/14/29 (b)(c)(d)	1,999,988	1,923,328
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9439% 9/30/28 (b)(c)(d)	5,249,259	5,227,684
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 10/1/29 (b)(c)(d)	930,000	840,488
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1792% 11/24/28 (b)(c)(d)	1,575,000	1,495,463
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 11/24/27 (b)(c)(d)	3,419,320	3,387,965
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2934% 8/29/29 (b)(c)(d)	846,265	846,968
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 5/29/29 (b)(c)(d)	2,175,471	2,180,910
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 11/15/30 (b)(c)(d)	3,725,663	3,619,481
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 11/1/30 (b)(c)(d)	2,154,600	2,163,348
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (b)(c)(d)	5,226,758	5,212,959
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2825% 5/27/28 (b)(c)(d)	2,808,771	2,718,357
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3596% 7/3/28 (b)(c)(d)	2,711,675	2,624,766
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (b)(c)(d)	5,039,160	5,013,057
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8667% 3/15/30 (b)(c)(d)	2,105,000	1,917,655
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 3/1/30 (b)(c)(d)	1,094,940	1,090,155
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 4/2/29 (b)(c)(d)	2,587,750	2,578,046
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.34% 4/10/30 (b)(c)(d)	394,013	394,753
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2461% 12/1/26 (b)(c)(d)	1,795,454	1,667,528
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (b)(c)(d)	3,099,596	3,104,245
CME Term SOFR 1 Month Index + 3.500% 8.8292% 4/3/28 (b)(c)(d)	1,627,700	1,631,769
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (b)(c)(d)	2,038,643	2,044,596
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	3,966,343	3,970,746
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (b)(c)(d)	1,215,000	1,215,000
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 8/18/28 (b)(c)(d)	5,221,318	5,195,211
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 1% 2/7/31 (c)(d)(h)	315,269	316,256
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (b)(c)(d)	1,439,731	1,444,237
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5939% 9/22/28 (b)(c)(d)	1,203,909	1,207,569
TOTAL CHEMICALS		65,032,540
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6779% 2/7/29 (b)(c)(d)	3,016,618	2,977,040
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8439% 12/26/28 (b)(c)(d)	3,101,602	3,097,725
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 12/25/28 (b)(c)(d)	4,071,994	4,069,958
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 12/13/29 (b)(c)(d)	2,807,410	2,806,905
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/22/31 (b)(c)(d)	292,036	291,809
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (b)(c)(d)	3,680,309	3,686,455
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 5/17/28 (b)(c)(d)	1,397,219	1,388,319
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (b)(c)(d)	3,635,888	3,614,690
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/6/28 (b)(c)(d)	631,991	628,041
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 3/13/28 (b)(c)(d)	705,000	708,525
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6/27/31 (c)(d)(e)	910,000	903,175
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (b)(c)(d)	3,080,008	3,069,567
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (b)(c)(d)	1,453,976	838,464
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 8/5/28 (b)(c)(d)	3,127,209	3,133,276
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3387% 8/1/30 (b)(c)(d)	3,056,939	3,072,987
Woof Holdings LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/21/27 (b)(c)(d)	1,684,832	1,388,302
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.6729% 12/21/28 (b)(c)(d)	605,000	295,440
TOTAL CONSUMER PRODUCTS		35,970,678
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/3/28 (b)(c)(d)	3,324,391	3,315,747
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1439% 5/12/31 (b)(c)(d)	4,895,395	4,904,843
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1908% 7/1/29 (b)(c)(d)	2,485,106	2,485,827
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/1/27 (b)(c)(d)	3,060,920	3,064,226
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 8/4/27 (b)(c)(d)	3,384,358	3,387,404
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	2,268,601	2,115,470
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 5/1/31 (b)(c)(d)	965,000	965,608
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8435% 9/25/28 (b)(c)(d)	2,081,428	2,082,302
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.3439% 8/3/26 (b)(c)(d)	812,878	812,496
CME Term SOFR 1 Month Index + 3.750% 9.4584% 8/1/26 (b)(c)(d)	487,500	486,891
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1939% 1/30/27 (b)(c)(d)	2,530,915	2,534,610
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 8/12/28 (b)(c)(d)	541,772	544,518
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 4/21/31 (b)(c)(d)	703,238	703,681
TOTAL CONTAINERS		27,403,623
Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9584% 2/4/28 (b)(c)(d)	1,917,369	1,917,637
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 8/9/30 (b)(c)(d)	4,197,063	4,210,199
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5975% 10/31/28 (b)(c)(d)	715,723	717,069
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/10/31 (b)(c)(d)	3,797,705	3,785,363
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (b)(c)(d)	3,255,756	3,027,853
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 7/12/28 (b)(c)(d)	1,159,496	1,157,328
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (b)(c)(d)	556,904	558,413
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 2/3/31 (b)(c)(d)	1,595,000	1,600,981
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 6/24/28 (b)(c)(d)	2,137,791	2,134,456
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 6/30/28 (b)(c)(d)	1,699,298	1,696,528
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0973% 2/26/31 (b)(c)(d)	590,000	594,425
CME Term SOFR 1 Month Index + 4.000% 9.3473% 1/26/28 (b)(c)(d)	720,203	724,705
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3346% 1/31/31 (b)(c)(d)	10,560,000	10,558,522
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 12/31/49 (b)(c)(d)(f)(g)	303,780	182,268
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (b)(c)(d)	3,493,811	3,497,095
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/10/31 (b)(c)(d)	815,000	819,588
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (b)(c)(d)	1,835,258	1,832,743
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3279% 5/16/31 (b)(c)(d)	1,895,000	1,896,781
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 6/17/30 (b)(c)(d)	645,677	648,098
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.8295% 4/28/28 (b)(c)(d)	2,234,550	2,189,859
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6939% 11/1/29 (b)(c)(d)	2,500,000	2,485,625
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1939% 11/8/26 (b)(c)(d)	860,097	858,540
CME Term SOFR 1 Month Index + 4.500% 9.8439% 12/13/28 (b)(c)(d)	1,995,000	1,994,501
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0788% 5/16/31 (b)(c)(d)	725,000	724,094
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 2/14/30 (b)(c)(d)	1,745,000	1,754,458
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)(g)	1,226,144	19,667
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 12/1/28 (b)(c)(d)	1,408,512	1,407,752
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1936% 11/16/26 (b)(c)(d)	660,330	659,386
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0936% 6/6/31 (b)(c)(d)	1,510,000	1,505,848
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3361% 4/29/26 (b)(c)(d)	1,254,059	1,256,341
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (b)(c)(d)	3,273,725	3,212,343
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (b)(c)(d)(f)	2,736,715	2,681,981
TOTAL DIVERSIFIED FINANCIAL SERVICES		62,310,447
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8179% 10/28/27 (b)(c)(d)	2,768,033	2,690,196
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9846% 2/10/27 (b)(c)(d)	4,571,108	3,382,620
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (b)(c)(d)	6,209,639	4,909,899
TOTAL DIVERSIFIED MEDIA		10,982,715
Energy - 3.0%
Apro LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 6/26/31 (c)(d)(e)	2,340,000	2,337,075
CME Term SOFR 1 Month Index + 3.750% 9.192% 11/14/26 (b)(c)(d)	2,595,287	2,595,832
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8362% 10/14/27 (b)(c)(d)	2,976,862	2,973,141
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 3/17/28 (b)(c)(d)	616,886	616,114
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3439% 7/20/30 (b)(c)(d)	1,200,000	1,195,632
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 11/19/29 (b)(c)(d)	3,639,575	3,649,329
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (b)(c)(d)	7,471,568	7,362,632
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (b)(c)(d)	2,237,384	2,080,767
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0521% 6/29/29 (b)(c)(d)	3,000,000	2,993,910
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 9/29/28 (b)(c)(d)	4,730,383	4,775,983
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9292% 10/31/28 (b)(c)(d)	2,457,530	2,469,203
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 5/22/31 (b)(c)(d)	950,000	955,092
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (b)(c)(d)	6,074,475	5,900,927
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (b)(c)(d)	1,237,500	1,240,334
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (b)(c)(d)	1,057,350	1,056,694
TPF II Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.750% 6.0004% 10/2/25 (b)(c)(d)	700,000	695,660
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 6/22/29 (c)(d)(e)	1,465,000	1,454,013
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 5/10/29 (b)(c)(d)	1,120,000	1,124,670
TOTAL ENERGY		45,477,008
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9584% 9/1/27 (b)(c)(d)	1,404,371	1,224,724
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9584% 9/1/27 (b)(c)(d)	2,675,000	2,321,686
TOTAL ENTERTAINMENT/FILM		3,546,410
Environmental - 0.5%
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 11/30/28 (b)(c)(d)	1,581,355	1,579,378
CME Term SOFR 1 Month Index + 2.750% 8.0808% 11/30/28 (b)(c)(d)	728,406	728,100
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 11/30/28 (b)(c)(d)	121,180	121,029
CME Term SOFR 1 Month Index + 2.750% 8.0808% 11/30/28 (b)(c)(d)	39,803	39,787
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0936% 6/21/28 (b)(c)(d)	4,598,135	4,599,100
TOTAL ENVIRONMENTAL		7,067,394
Food & Drug Retail - 0.8%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1846% 8/1/29 (b)(c)(d)	2,644,678	2,642,483
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6792% 2/1/27 (b)(c)(d)	1,445,360	1,443,842
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0911% 11/20/27 (b)(c)(d)	4,914,811	356,324
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (b)(c)(d)	1,335,000	1,333,331
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (b)(c)(d)	3,381,055	3,385,281
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	2,934,674	2,936,963
TOTAL FOOD & DRUG RETAIL		12,098,224
Food/Beverage/Tobacco - 1.5%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1937% 10/1/26 (b)(c)(d)	410,000	368,709
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5936% 12/23/30 (b)(c)(d)	745,000	745,618
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.7084% 10/23/27 (b)(c)(d)	2,716,803	2,723,025
CME Term SOFR 1 Month Index + 3.750% 9.0805% 10/25/27 (b)(c)(d)	726,350	729,074
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (b)(c)(d)	4,902,436	3,740,853
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 2/12/31 (b)(c)(d)	2,590,000	2,605,903
Naked Juice LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (b)(c)(d)	3,211,807	2,973,426
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	2,185,000	1,743,149
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0932% 3/1/29 (b)(c)(d)	870,000	873,263
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	6,453,069	6,453,069
TOTAL FOOD/BEVERAGE/TOBACCO		22,956,089
Gaming - 3.5%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (b)(c)(d)	12,246,300	12,234,788
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (b)(c)(d)	4,169,550	4,165,631
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.864% 3/16/27 (b)(c)(d)	1,409,374	1,410,135
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.014% 10/31/29 (b)(c)(d)	3,122,330	3,125,109
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0808% 1/27/29 (b)(c)(d)	10,587,497	10,594,167
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 11/25/30 (b)(c)(d)	5,684,753	5,681,228
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 5/26/30 (b)(c)(d)	3,593,700	3,591,472
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 4/26/28 (b)(c)(d)	1,065,330	1,061,335
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0805% 4/16/29 (b)(c)(d)	3,042,360	3,040,200
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (b)(c)(d)	2,198,950	2,206,844
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9584% 5/29/26 (b)(c)(d)	960,716	958,314
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 3/14/31 (b)(c)(d)	4,832,888	4,827,281
TOTAL GAMING		52,896,504
Healthcare - 6.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7346% 2/15/29 (b)(c)(d)	1,895,165	1,567,453
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 8/24/28 (b)(c)(d)	1,948,884	1,952,548
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4439% 11/8/27 (b)(c)(d)	1,283,390	1,288,203
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5776% 2/12/28 (b)(c)(d)	1,632,353	1,635,324
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/9/31 (b)(c)(d)	2,685,000	2,676,274
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 8/1/27 (b)(c)(d)	3,235,865	3,222,372
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 3/31/29 (b)(c)(d)	3,183,083	2,975,196
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (b)(c)(d)	2,395,000	2,390,521
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (b)(c)(d)	11,533,535	11,153,851
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	948,999	950,185
CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (b)(c)(d)	1,660,513	1,662,589
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (b)(c)(d)	120,086	120,236
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9846% 1/6/29 (b)(c)(d)	1,888,916	1,888,028
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 5/4/28 (b)(c)(d)	7,275,834	7,290,968
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 12/6/28 (b)(c)(d)	3,174,070	3,176,704
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 5/5/28 (b)(c)(d)	5,935,001	5,935,001
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 4/7/31 (b)(c)(d)	1,842,444	1,839,975
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 10/21/28 (c)(d)(e)	3,550,000	3,550,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/23/28 (b)(c)(d)	10,901,608	10,916,216
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8288% 5/17/31 (b)(c)(d)	3,065,097	3,065,097
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5788% 3/17/31 (b)(c)(d)	1,147,125	1,147,848
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (b)(c)(d)	3,860,815	3,870,467
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 2/21/31 (b)(c)(d)	1,970,063	1,963,916
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (b)(c)(d)	7,135,039	7,146,170
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3292% 6/21/29 (b)(c)(d)	1,361,544	1,364,104
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8269% 4/10/31 (b)(c)(d)	940,000	939,605
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6/20/31 (c)(d)(e)	1,520,000	1,516,200
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/30/31 (b)(c)(d)	1,625,000	1,619,589
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 12/19/30 (b)(c)(d)	485,865	486,593
U.S. Anesthesia Partners, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9437% 10/1/29 (b)(c)(d)	775,000	643,250
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7346% 12/15/27 (b)(c)(d)	634,689	636,434
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 1/8/27 (b)(c)(d)	2,232,030	2,231,472
TOTAL HEALTHCARE		92,822,389
Homebuilders/Real Estate - 0.6%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (b)(c)(d)	1,295,000	1,296,619
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2084% 8/21/25 (b)(c)(d)	23,151	23,144
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3689% 1/27/29 (b)(c)(d)	494,331	493,095
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (b)(c)(d)	1,767,008	1,773,634
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (b)(c)(d)	1,366,575	1,365,892
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4584% 1/23/27 (b)(c)(d)	1,913,754	1,922,730
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 9/1/27 (b)(c)(d)	1,740,302	1,747,263
TOTAL HOMEBUILDERS/REAL ESTATE		8,622,377
Hotels - 1.4%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4459% 9/9/26 (b)(c)(d)	955,381	958,009
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/30/29 (b)(c)(d)	3,636,221	3,647,820
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/17/31 (b)(c)(d)	2,009,963	2,008,455
CME Term SOFR 1 Month Index + 3.000% 7.8439% 8/2/28 (b)(c)(d)	9,635,407	9,626,832
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0952% 11/8/30 (b)(c)(d)	1,292,849	1,293,741
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 4/1/31 (b)(c)(d)	2,200,000	2,204,576
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5635% 9/29/28 (b)(c)(d)	2,199,311	1,990,376
TOTAL HOTELS		21,729,809
Insurance - 5.6%
Acrisure LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (b)(c)(d)	7,264,550	7,253,798
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/6/30 (b)(c)(d)	7,462,639	7,490,623
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (b)(c)(d)	3,951,950	3,944,560
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7084% 2/19/28 (b)(c)(d)	4,184,456	4,178,932
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	1,841,994	1,844,628
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 2/14/31 (b)(c)(d)	5,695,725	5,707,173
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4439% 8/19/28 (b)(c)(d)	1,525,326	1,506,733
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 8/19/28 (b)(c)(d)	2,149,321	2,130,815
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 1/31/28 (b)(c)(d)	10,485,000	9,726,515
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 1/20/29 (b)(c)(d)	20,000,000	18,393,800
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 12/23/26 (b)(c)(d)	214,316	212,351
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 7/31/27 (b)(c)(d)	933,884	916,962
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (b)(c)(d)	8,949,028	8,964,689
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (b)(c)(d)	4,735,000	4,819,851
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (b)(c)(d)	5,550,000	5,554,940
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 9/27/30 (b)(c)(d)	2,322,479	2,321,504
TOTAL INSURANCE		84,967,874
Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 8/17/28 (b)(c)(d)	2,796,719	2,801,389
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 2/17/31 (b)(c)(d)	1,125,000	1,130,625
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 11/24/28 (b)(c)(d)	850,160	850,865
Bulldog Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/13/31 (c)(d)(e)	1,095,000	1,099,106
Carnival Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/18/28 (b)(c)(d)	5,243,306	5,249,860
City Football Group Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (b)(c)(d)	6,056,844	6,032,253
CME Term SOFR 1 Month Index + 3.500% 7/21/30 (c)(d)(e)	600,000	597,564
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (b)(c)(d)	2,481,451	2,490,757
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9584% 7/31/28 (b)(c)(d)	3,518,624	3,556,554
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5846% 1/15/30 (b)(c)(d)	4,130,000	4,136,030
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (b)(c)(d)	1,356,600	1,361,687
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3439% 8/27/28 (b)(c)(d)	799,277	801,779
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.994% 12/14/26 (b)(c)(d)	1,711,078	1,706,800
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/25/28 (b)(c)(d)	1,320,881	1,319,230
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 3/18/30 (b)(c)(d)	4,484,062	4,492,088
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (b)(c)(d)	4,293,976	3,847,402
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0911% 12/30/27 (b)(c)(d)	750,000	525,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0911% 12/30/26 (b)(c)(d)	926,400	858,467
TOTAL LEISURE		42,857,456
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 8/19/30 (b)(c)(d)	2,084,276	2,094,177
Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3462% 2/4/28 (b)(c)(d)	927,119	926,655
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1189% 4/13/29 (b)(c)(d)	12,117,472	12,136,376
TOTAL PAPER		13,063,031
Publishing/Printing - 0.4%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3295% 10/30/30 (b)(c)(d)	2,179,538	2,179,538
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3359% 8/11/28 (b)(c)(d)	1,612,833	1,621,913
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9437% 7/2/29 (b)(c)(d)	590,000	532,965
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 7/8/28 (b)(c)(d)	827,356	811,694
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 13.321% 6/16/26 (b)(c)(d)	1,338,656	1,418,976
TOTAL PUBLISHING/PRINTING		6,565,086
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1808% 4/6/28 (b)(c)(d)	2,006,427	2,006,929
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3012% 4/10/31 (b)(c)(d)	2,595,000	2,591,419
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8462% 7/26/28 (b)(c)(d)	1,593,768	1,597,211
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.571% 7/22/29 (b)(c)(d)	1,295,000	1,230,250
TOTAL RAILROAD		7,425,809
Restaurants - 1.1%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 9/23/30 (b)(c)(d)	3,393,142	3,380,960
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	809,680	809,850
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 12/1/28 (b)(c)(d)	699,427	699,078
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1964% 3/15/28 (b)(c)(d)	652,909	651,976
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 10/20/28 (b)(c)(d)	556,945	556,249
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7294% 3/1/26 (b)(c)(d)	1,956,782	1,935,688
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 4/1/29 (b)(c)(d)	2,896,315	2,810,989
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 8/3/28 (b)(c)(d)	5,455,874	5,454,456
TOTAL RESTAURANTS		16,299,246
Services - 11.1%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (b)(c)(d)	11,169,673	11,169,673
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8112% 10/2/28 (b)(c)(d)	1,087,144	1,087,144
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3292% 7/30/28 (b)(c)(d)	2,219,675	2,222,317
CME Term SOFR 1 Month Index + 4.250% 9.5792% 7/31/28 (b)(c)(d)	4,805,000	4,808,604
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 5/14/28 (b)(c)(d)	9,958,841	9,916,217
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3436% 2/15/29 (b)(c)(d)	1,794,486	1,800,462
CME Term SOFR 1 Month Index + 4.000% 9.4584% 1/23/27 (b)(c)(d)	2,591,463	2,594,702
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1937% 1/31/28 (b)(c)(d)	1,689,851	1,685,626
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.71% 11/16/28 (b)(c)(d)	958,940	962,939
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (b)(c)(d)	3,396,953	3,392,707
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (b)(c)(d)	2,559,481	2,562,220
Aramark Services, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 6/24/30 (b)(c)(d)	3,082,636	3,084,177
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 6/30/28 (b)(c)(d)	1,806,343	1,812,666
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (b)(c)(d)	2,538,638	2,547,700
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1939% 12/10/29 (b)(c)(d)	2,705,000	2,638,728
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 12/10/28 (b)(c)(d)	5,724,090	5,715,904
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4439% 3/16/29 (b)(c)(d)	837,711	835,617
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/31/28 (b)(c)(d)	1,760,588	1,767,190
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (b)(c)(d)	6,805,064	6,823,982
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3346% 5/2/30 (b)(c)(d)	940,000	944,700
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 12/30/28 (b)(c)(d)	4,609,274	4,608,860
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 9/30/28 (b)(c)(d)	954,305	955,097
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 6/2/28 (b)(c)(d)	7,045,233	6,929,479
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (b)(c)(d)	3,753,785	3,738,357
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 10/21/28 (b)(c)(d)	3,116,658	3,129,810
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (b)(c)(d)	2,960,227	2,968,102
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (b)(c)(d)	2,128,994	1,719,163
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1937% 7/30/26 (b)(c)(d)	3,190,933	3,199,198
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/1/27 (b)(c)(d)	1,871,782	1,879,812
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8387% 10/21/30 (b)(c)(d)	2,629,410	2,634,353
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3461% 4/3/28 (b)(c)(d)	2,300,998	2,297,156
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7084% 4/21/27 (b)(c)(d)	2,012,235	1,259,539
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 6/12/30 (b)(c)(d)	7,443,844	7,467,143
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (b)(c)(d)	280,000	280,801
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (b)(c)(d)	8,959,500	8,418,167
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5745% 7/25/30 (b)(c)(d)	3,636,053	3,635,471
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (b)(c)(d)	2,649,299	2,420,797
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (b)(c)(d)	3,155,000	3,172,100
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (b)(c)(d)	2,125,000	2,137,750
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1952% 12/16/26 (b)(c)(d)	2,019,013	2,025,736
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 2/24/28 (b)(c)(d)	2,336,629	2,336,302
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (b)(c)(d)	1,443,865	1,320,833
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (b)(c)(d)	12,103,831	10,257,997
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0844% 9/10/29 (b)(c)(d)	6,445,000	5,887,508
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (b)(c)(d)	3,595,988	3,601,597
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5939% 4/14/29 (b)(c)(d)	1,881,188	1,916,460
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (b)(c)(d)	3,683,642	3,698,303
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 2/14/31 (b)(c)(d)	1,576,050	1,588,359
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (b)(c)(d)	2,324,175	2,310,625
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0939% 11/3/29 (b)(c)(d)	718,821	719,719
TOTAL SERVICES		166,887,869
Super Retail - 2.9%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 11/6/27 (b)(c)(d)	836,255	835,737
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 7/24/28 (b)(c)(d)	1,628,740	771,208
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (b)(c)(d)	1,855,413	1,396,199
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (b)(c)(d)	37,333,554	37,275,317
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 6/5/31 (b)(c)(d)	1,055,000	1,051,286
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (b)(c)(d)	2,080,606	2,043,613
TOTAL SUPER RETAIL		43,373,360
Technology - 14.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (b)(c)(d)	1,131,771	1,131,295
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0846% 2/3/31 (b)(c)(d)	340,000	340,639
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	1,155,000	1,157,171
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8989% 10/8/27 (b)(c)(d)	478,510	479,774
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	5,354,804	3,665,149
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (b)(c)(d)	1,465,000	1,474,903
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (b)(c)(d)	9,266,975	9,226,479
BYJU's Alpha, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)(g)	3,023,738	642,544
Tranche DD 1 term loan CME Term SOFR 3 Month Index + 8.000% 4/3/26 (c)(d)(e)(f)(h)	25,867	25,867
Tranche DD 2 term loan CME Term SOFR 3 Month Index + 8.000% 13.3319% 4/3/26 (b)(c)(d)(f)	25,867	25,867
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/31/31 (b)(c)(d)	5,766,463	5,773,671
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 7/6/29 (b)(c)(d)	3,375,941	3,324,897
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3222% 3/29/29 (b)(c)(d)	8,697,623	8,684,577
CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/24/31 (b)(c)(d)	1,105,000	1,107,243
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 7/2/29 (b)(c)(d)	4,069,326	4,066,274
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (b)(c)(d)	3,982,302	3,947,457
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (b)(c)(d)	1,515,715	1,488,872
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (d)	965,000	959,374
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/1/31 (b)(c)(d)	5,755,575	5,719,603
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 3/3/31 (b)(c)(d)	1,315,000	1,316,644
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 10/16/26 (b)(c)(d)	4,634,461	4,511,833
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3439% 2/19/29 (b)(c)(d)	4,508,409	3,996,705
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2084% 3/31/29 (b)(c)(d)	630,000	614,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (b)(c)(d)	1,220,624	1,216,046
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 8/7/30 (b)(c)(d)	1,165,025	1,167,938
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 10/7/29 (b)(c)(d)	3,680,680	3,694,483
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5784% 5/23/31 (b)(c)(d)	402,746	404,200
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 7/31/27 (b)(c)(d)	2,480,110	2,489,063
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1% 5/23/31 (c)(d)(h)	47,254	47,424
Gen Digital, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 7.0939% 9/12/29 (b)(c)(d)	498,801	496,751
CME Term SOFR 1 Month Index + 2.000% 7.0779% 9/12/29 (b)(c)(d)	5,108,341	5,087,346
Go Daddy Operating Co. LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/12/29 (b)(c)(d)	1,398,776	1,400,147
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 6/2/31 (b)(c)(d)	1,755,000	1,752,719
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (b)(c)(d)	1,423,341	1,427,383
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (b)(c)(d)	354,626	355,633
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.500% 7.3439% 5/30/31 (b)(c)(d)	840,000	838,950
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 3/1/29 (b)(c)(d)	7,792,175	7,773,942
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/3/28 (b)(c)(d)	12,573,827	12,552,828
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5792% 2/23/29 (b)(c)(d)	1,030,000	1,023,078
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 6/6/31 (b)(c)(d)	3,710,000	3,672,900
MKS Instruments, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 8/17/29 (c)(d)(e)	630,000	629,868
CME Term SOFR 1 Month Index + 2.500% 7.8279% 8/17/29 (b)(c)(d)	2,419,808	2,419,299
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (c)(d)(e)	7,255,000	7,071,376
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (b)(c)(d)	2,879,700	2,904,897
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5939% 1/31/30 (b)(c)(d)	3,768,878	3,783,501
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 2/1/28 (b)(c)(d)	11,701,149	11,696,234
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4584% 3/19/28 (b)(c)(d)	1,118,429	1,117,735
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (b)(c)(d)	14,680,429	14,666,189
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (b)(c)(d)	4,035,000	4,044,240
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 8/31/28 (b)(c)(d)	5,319,156	5,321,177
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1924% 5/15/28 (b)(c)(d)	6,190,076	2,805,404
CME Term SOFR 1 Month Index + 6.250% 11.6924% 5/15/28 (b)(c)(d)	1,441,708	1,455,231
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 4/22/28 (b)(c)(d)	4,661,931	4,525,942
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9439% 9/30/28 (b)(c)(d)	1,533,563	1,482,526
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (b)(c)(d)	5,142,483	5,135,232
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/23/29 (b)(c)(d)	1,361,284	1,370,364
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9584% 8/11/28 (b)(c)(d)	1,896,085	1,879,495
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/9/31 (b)(c)(d)	4,796,950	4,802,323
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 5/30/30 (b)(c)(d)	1,572,504	1,574,470
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (b)(c)(d)	13,976,383	14,021,806
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0922% 6/13/31 (b)(c)(d)	3,740,000	3,730,650
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 3/27/28 (b)(c)(d)	2,232,933	2,242,245
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 4/14/31 (b)(c)(d)	2,257,287	2,260,108
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7084% 10/30/27 (b)(c)(d)	635,283	588,869
CME Term SOFR 1 Month Index + 4.250% 9.6939% 10/30/27 (b)(c)(d)	1,417,375	1,314,615
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 3/19/31 (b)(c)(d)	700,000	705,250
TOTAL TECHNOLOGY		212,630,965
Telecommunications - 3.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (b)(c)(d)	1,294,368	1,110,995
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (b)(c)(d)	6,666,131	4,877,408
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (b)(c)(d)	227,507	229,782
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (b)(c)(d)	8,623,340	6,999,307
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (b)(c)(d)	7,336,154	1,320,508
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 7/31/25 (c)(d)(e)(f)	519,527	519,527
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3387% 10/24/30 (b)(c)(d)	716,527	718,469
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (b)(c)(d)	1,586,796	1,493,080
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (b)(c)(d)	4,810,000	4,813,992
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.264% 10/6/29 (b)(c)(d)	5,767	4,675
Frontier Communications Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 6/20/31 (c)(d)(e)	4,625,000	4,613,438
CME Term SOFR 1 Month Index + 3.750% 9.2084% 10/8/27 (b)(c)(d)	7,019,026	7,006,743
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (b)(c)(d)	1,595,948	1,157,062
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (c)(d)(e)	955,000	956,194
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (b)(c)(d)	1,610,184	1,528,339
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.35% 1/27/31 (b)(c)(d)	431,619	431,891
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6939% 9/21/27 (b)(c)(d)	660,312	659,209
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 3/9/27 (b)(c)(d)	10,088,135	8,755,694
TOTAL TELECOMMUNICATIONS		47,196,313
Textiles/Apparel - 0.4%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5871% 2/20/29 (b)(c)(d)	2,505,356	2,521,015
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/23/28 (b)(c)(d)	378,428	376,654
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7084% 4/16/28 (b)(c)(d)	2,861,500	2,862,845
TOTAL TEXTILES/APPAREL		5,760,514
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.0962% 5/7/29 (b)(c)(d)	2,500,000	1,789,575
Utilities - 1.4%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/20/31 (b)(c)(d)	6,478,756	6,480,181
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.109% 12/15/27 (b)(c)(d)	1,238,039	1,239,066
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8439% 8/22/29 (b)(c)(d)	1,802,148	1,811,158
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 6/23/28 (b)(c)(d)	537,080	532,955
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8439% 6/23/27 (b)(c)(d)	1,740,000	1,744,889
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 1/21/28 (b)(c)(d)	1,123,630	1,125,192
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3308% 3/2/27 (b)(c)(d)	4,707,113	4,716,245
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 12/20/30 (b)(c)(d)	2,707,100	2,707,534
TOTAL UTILITIES		20,357,220
TOTAL BANK LOAN OBLIGATIONS (Cost $1,359,116,423)		1,312,475,270

Nonconvertible Bonds - 5.6%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	736,667	730,118
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	408,750	403,800
TOTAL AIR TRANSPORTATION		1,133,918
Automotive & Auto Parts - 0.9%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	1,205,000	1,219,524
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2796% 3/6/26 (b)(c)	1,650,000	1,708,731
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(c)(i)	9,895,000	9,981,522
TOTAL AUTOMOTIVE & AUTO PARTS		12,909,777
Broadcasting - 0.4%
DISH Network Corp. 11.75% 11/15/27 (i)	3,570,000	3,500,383
Univision Communications, Inc.:
6.625% 6/1/27 (i)	1,205,000	1,153,597
8% 8/15/28 (i)	840,000	819,192
TOTAL BROADCASTING		5,473,172
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	1,365,000	1,448,164
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	1,580,000	1,477,129
5.375% 6/1/29 (i)	3,160,000	2,874,856
TOTAL CABLE/SATELLITE TV		4,351,985
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	330,000	341,011
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	40,000	40,937
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	1,220,000	1,290,724
TOTAL CHEMICALS		1,331,661
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	1,000,000	994,528
7% 6/15/25 (i)	1,050,000	1,049,715
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	3,160,000	2,907,224
6.75% 9/15/25 (i)	964,000	935,798
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	769,500	768,143
TOTAL ENERGY		6,655,408
Gaming - 0.9%
Affinity Interactive 6.875% 12/15/27 (i)	1,700,000	1,498,993
Caesars Entertainment, Inc. 7% 2/15/30 (i)	1,465,000	1,496,763
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	10,240,000	9,325,168
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (i)	80,000	82,100
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	240,000	236,747
4.25% 12/1/26 (i)	345,000	332,714
4.625% 12/1/29 (i)	200,000	189,275
TOTAL GAMING		13,161,760
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	495,000	500,602
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	2,400,000	1,982,179
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	2,545,000	2,492,273
TOTAL HOMEBUILDERS/REAL ESTATE		4,474,452
Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (i)	2,235,000	2,236,548
Leisure - 0.0%
Carnival Corp. 7.625% 3/1/26 (i)	620,000	626,129
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	90,000	94,446
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	895,000	786,346
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (i)	160,000	159,416
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	600,000	648,416
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	935,000	897,600
The GEO Group, Inc. 8.625% 4/15/29 (i)	310,000	317,504
TOTAL SERVICES		1,863,520
Super Retail - 0.2%
Carvana Co. 5.625% 10/1/25 (i)	859,000	837,515
EG Global Finance PLC 12% 11/30/28 (i)	2,380,000	2,533,934
TOTAL SUPER RETAIL		3,371,449
Technology - 0.3%
Cloud Software Group, Inc.:
8.25% 6/30/32 (i)	1,734,000	1,767,373
9% 9/30/29 (i)	1,370,000	1,329,202
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	515,000	522,903
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (i)	1,135,000	1,155,672
ION Trading Technologies Ltd. 9.5% 5/30/29 (i)	225,000	229,365
TOTAL TECHNOLOGY		5,004,515
Telecommunications - 1.3%
Altice Financing SA 5.75% 8/15/29 (i)	2,585,000	1,876,857
Altice France SA:
5.125% 1/15/29 (i)	855,000	557,868
5.125% 7/15/29 (i)	5,450,000	3,583,925
5.5% 10/15/29 (i)	1,630,000	1,074,312
Frontier Communications Holdings LLC 5% 5/1/28 (i)	1,160,000	1,092,830
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	4,905,000	4,563,477
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (i)	205,000	169,991
6.75% 10/15/27 (i)	1,455,000	1,362,827
Windstream Escrow LLC 7.75% 8/15/28 (i)	5,100,000	4,804,430
TOTAL TELECOMMUNICATIONS		19,086,517
TOTAL NONCONVERTIBLE BONDS (Cost $88,665,199)		85,010,796

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8392% 7/15/37 (b)(c)(i)	347,000	348,735
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 9.5751% 7/20/37 (b)(c)(i)	293,000	293,503
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(c)(i)	440,000	441,134
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (b)(c)(i)	605,000	606,569
TOTAL ASSET-BACKED SECURITIES (Cost $1,685,000)		1,689,941

Common Stocks - 2.1%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)(j)	188,360	868,340
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	9,492	0
TOTAL CAPITAL GOODS		868,340
Consumer Products - 0.0%
JOANN, Inc. (f)	1,482,415	102,213
Diversified Financial Services - 0.4%
ACNR Holdings, Inc. (f)	69,613	6,329,214
Carnelian Point Holdings LP warrants (f)(j)	5,132	14,985
Lime Tree Bay Ltd. (f)(j)	776	54,863
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,399,062
Energy - 1.2%
California Resources Corp.	88,871	4,729,715
California Resources Corp. warrants 10/27/24 (j)	7,511	133,958
Chesapeake Energy Corp.	109,641	9,011,394
Chesapeake Energy Corp. (k)	928	76,272
EP Energy Corp. (f)(j)	15,785	21,468
Exxon Mobil Corp.	40,902	4,708,638
TOTAL ENERGY		18,681,445
Entertainment/Film - 0.2%
New Cineworld Ltd. (f)	191,905	3,199,056
Restaurants - 0.1%
Old Claimco LLC (f)(j)	105,486	1,308,026
Telecommunications - 0.1%
GTT Communications, Inc. (f)(j)	35,300	1,125,717
Utilities - 0.0%
TexGen Power LLC (f)	85,051	86,648
TOTAL COMMON STOCKS (Cost $23,622,675)		31,770,507

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Bank of America Corp. 6.25% (b)(l)	2,595,000	2,584,236
Citigroup, Inc. 4.7% (b)(l)	1,445,000	1,412,267
JPMorgan Chase & Co. 6.1% (b)(l)	1,130,000	1,131,099
TOTAL BANKS & THRIFTS		5,127,602
Diversified Financial Services - 0.1%
Aircastle Ltd. 5.25% (b)(i)(l)	895,000	862,906
TOTAL PREFERRED SECURITIES (Cost $5,935,595)		5,990,508

Other - 1.9%
	Shares	Value ($)
Other - 1.9%
Fidelity Private Credit Co. LLC (k)(m) (Cost $28,163,835)	2,826,553	28,717,780

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (n) (Cost $67,784,717)	67,774,695	67,788,250

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,574,973,444)	1,533,443,052
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(24,465,764)
NET ASSETS - 100.0%	1,508,977,288

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $388,390 and $389,548, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,872,733 or 5.6% of net assets.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,794,052 or 1.9% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Fidelity Private Credit Co. LLC	4/23/22 - 6/21/24	28,163,836

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	52,234,136	361,437,325	345,879,933	3,206,123	(3,278)	-	67,788,250	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	9,398,700	16,839,738	26,238,438	10,010	-	-	-	0.0%
Total	61,632,836	378,277,063	372,118,371	3,216,133	(3,278)	-	67,788,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	25,093,125	3,668,090	-	2,816,090	-	(43,435)	28,717,780
	25,093,125	3,668,090	-	2,816,090	-	(43,435)	28,717,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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